NOTE 10 - NOTES PAYABLE - RELATED PARTIES - Notes payable - related parties - maturities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Year Ending December 31, 2013	$ 2,115,870
Total notes payable - related parties	$ 211,254